Document and Entity Information	8 Months Ended
Sep. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Collabrium Japan Acquisition Corp
Entity Central Index Key	0001548281
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Document Type	20-F
Document Period End Date	Sep 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Current Reporting Status	Yes
Entity Well-Known Seasoned Issuer	No
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	1,533,333

Balance Sheet (USD $)	Sep. 30, 2012
Assets
Current asset - Cash and cash equivalents	$ 18,495
Deferred offering costs	317,092
Total Assets	335,587
Current Liabilities
Accrued offering expenses	190,901
Advance from a shareholder	22,876
Notes Payable to shareholders	100,000
Total Liabilities	313,777
Commitments
Shareholders’ Equity
Preferred Stock, no par value, unlimited shares authorized; none issued or outstanding
Ordinary shares, no par value, unlimited shares authorized; 1,533,333 shares issued and outstanding(1)	25,000 [1]
Deficit accumulated during the development stage	(3,190)
Total Shareholders’ Equity	21,810
Total Liabilities and Shareholders’ Equity	$ 335,587

[1]	(1) Includes an aggregate of 133,333 ordinary shares forfeited by the initial shareholders on November 29, 2012 because the underwriter's over-allotment was not exercised in full.

Balance Sheet (Parenthetical) (USD $)	Sep. 30, 2012
Balance Sheet [Abstract]
Preferred stock, no par value
Preferred stock share authorized	Unlimited
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value
Common stock share authorized	Unlimited
Common stock, shares, issued	1,533,333
Common stock, shares, outstanding	1,533,333
Forfeiture of shares due to partial exercise of over allotment option by the underwriter	133,333

Statement of Operations (USD $)	8 Months Ended
Sep. 30, 2012
Statement Of Operations [Abstract]
Formation Costs and Operating Expenses	$ (3,190)
Net loss	$ (3,190)
Basic and Diluted Net Loss Per Share	$ 0
Weighted Average Shares Outstanding, Basic and Diluted (1)	1,400,000 [1]

[1]	(1) Reflects an aggregate of 133,333 ordinary shares forfeited by the initial shareholders on November 29, 2012 because the underwriter's over-allotment option was not exercised in full.

Statement of Operations (Parenthetical)	8 Months Ended
Sep. 30, 2012
Statement Of Operations [Abstract]
Aggregate ordinary shares forfeited by the initial shareholders	133,333

Statement of Cash Flows (USD $)	8 Months Ended
Sep. 30, 2012
Cashflows from Operating Activities
Net loss	$ (3,190)
Net cash used in operating activities	(3,190)
Cashflows from Financing Activities
Proceeds from sale of ordinary shares to initial shareholders	25,000
Advance from a shareholder	22,876
Proceeds from notes payable to shareholders	25,000
Payment of deferred offering costs	(51,191)
Net cash provided by financing activities	21,685
Net increase in cash	18,495
Cash and cash equivalents, beginning of period
Cash and cash equivalents, end of period	18,495
Non-cash financing activity
Payment of deferred offering costs made by shareholders and included in notes payable to shareholders	$ 75,000

Statement of Changes in Shareholders' Equity (USD $)		Total	Ordinary Shares		Deficit Accumulated During the Development Stage
Beginning Balance at Feb. 08, 2012	[1]
Beginning Balance, Shares at Feb. 08, 2012	[1]
Ordinary shares issued February 8, 2012 at approximately $0.02 per share for cash
Ordinary shares issued February 8, 2012 at approximately $0.02 per share for cash, Shares			3
Ordinary shares issued April 6, 2012 at approximately $0.02 per share for cash		25,000	25,000	[1]
Ordinary shares issued April 6, 2012 at approximately $0.02 per share for cash, shares	[1]		1,533,330
Net loss		(3,190)			(3,190)
Balance at Sep. 30, 2012		$ 21,810	$ 25,000	[1]	$ (3,190)
Balance, Shares at Sep. 30, 2012	[1]		1,533,333

[1]	(1) Includes an aggregate of 133,333 ordinary shares forfeited by the initial shareholders on November 29, 2012 because the underwriter's over-allotment option was not exercised in full.

Statement of Changes in Shareholders' Equity (Parenthetical) (USD $)	8 Months Ended
Sep. 30, 2012
Statement Of Changes In Stockholders' Equity [Abstract]
Price of common shares	$ 0.02
Price of common shares one	$ 0.02
Aggregate ordinary shares forfeited by the initial shareholders	133,333

Organization, Plan of Business Operations and Liquidity	8 Months Ended
Sep. 30, 2012
Organization, Plan Of Business Operations and Liquidity [Abstract]
Organization, Plan of Business Operations and Liquidity

Note 1 — Organization, Plan of Business Operations and Liquidity

Collabrium Japan Acquisition Corporation (a company in the development stage) (the “Company”) was incorporated in the British Virgin Islands on February 8, 2012 as a business company with limited liability formed for the purpose of acquiring, engaging in a share exchange, share reconstruction and amalgamation, contractual control arrangement with, purchasing all or substantially all of the assets of, or any other similar business combination with, one or more businesses or entities (a “Business Combination”).

The accompanying financial statements are presented in US Dollars and have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the accounting and disclosure rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”).

At September 30, 2012, the Company had not yet commenced any operations. All activity through September 30, 2012 relates to the Company’s formation and the public offering as described below.  On October 24, the Company changed its fiscal year-end from December 31 to September 30.

The Company is considered to be a development stage company and, as such, the Company’s financial statements are prepared in accordance with the Accounting Standards Codification (“ASC”) Topic 915 “Development Stage Entities.” The Company is subject to all of the risks associated with development stage companies.

The registration statement for the Company’s initial public offering (“Public Offering”) was declared effective on October 18, 2012. On October 24, 2012, the Company consummated the Public Offering and received proceeds, net of underwriter’s discount, of $39,400,000 and simultaneously received $2,700,000 from the issuance of 3,600,000 warrants (“Insider Warrants”) in a private placement (the “Private Placement”) (See Note 3).  On November 29, 2012, the Company consummated the closing of the sale of 200,000 Units which were sold subject to the underwriter’s over-allotment option and the Company received proceeds, net of underwriter’s discount, of $1,970,000.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of this Public Offering and the Private Placement (See Note 3), although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to affect a Business Combination successfully. Upon the closing of the Public Offering including the closing of a portion of the over-allotment option, $43,370,000 (approximately $10.33 per Public Share sold), including the proceeds of the Private Placement, is held in a trust account (“Trust Account”) and will be invested in United States government treasury bills having a maturity of 180 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act of 1940, as amended, that invest solely in U.S. treasuries until the earlier of the consummation of the initial Business Combination and the Company’s failure to consummate a Business Combination within the prescribed time. Placing funds in the Trust Account may not protect those funds from third party claims against the Company. Although the Company will seek to have all vendors, service providers, prospective target businesses or other entities it engages, execute agreements with the Company waiving any claim of any kind in or to any monies held in the Trust Account, there is no guarantee that such persons will execute such agreements. The Company’s Chairman of the Board and the Company’s Chief Executive Officer have agreed that they will be jointly and severally liable under certain circumstances to ensure that the proceeds in the Trust Account are not reduced by the claims of target businesses or vendors or other entities that are owed money by the Company for services rendered, contracted for or products sold to the Company. However, they may not be able to satisfy those obligations should they arise. The remaining net proceeds (not held in the Trust Account) may be used to pay for business, legal and accounting due diligence on prospective acquisitions and continuing general and administrative expenses. In addition, (1) interest income on the funds held in the Trust Account can be released to the Company to pay its income and other tax obligations and (2) interest income on the funds held in the Trust Account can be released to the Company to pay for its working capital requirements in connection with searching for a Business Combination.

The Company’s securities are listed on the Nasdaq Capital Markets (“Nasdaq”). Pursuant to the Nasdaq listing rules, the target business or businesses that the Company completes a Business Combination with must collectively have a fair market value equal to at least 80% of the balance of the funds in the Trust Account less the deferred commission (Note 7) and amounts to pay tax obligations at the time of the execution of a definitive agreement for its initial Business Combination, although the Company may acquire a target business whose fair market value significantly exceeds 80% of the Trust Account balance.

The Company was required to determine if it was a foreign private issuer (“FPI”) under Rule 3b-4(d) of the Exchange Act, as of a date within 30 days of the filing of the Registration Statement with the Securities and Exchange Commission for the Public Offering. The Company determined it was an FPI prior to the filing of the Registration Statement. As an FPI, the Company will be required to comply with the tender offer rules in connection with its initial Business Combination. The Company is required to determine its status as an FPI on an ongoing basis for all subsequent fiscal years as of the last day of its most recently completed second fiscal quarter. On such date, if the Company no longer qualifies as an FPI (as set forth in Rule 3b-4 of the Exchange Act), the Company will then become subject to the U.S. domestic issuer rules as of the first day of its fiscal year following the determination date.

The Company, after signing a definitive agreement for the acquisition of a target business, is required to provide shareholders who acquired shares in the Public Offering (“Public Shareholders”) with the opportunity to redeem their public shares for a pro rata share of the Trust Account by means of a tender offer (or it may have the option of conducting redemptions in conjunction with a proxy solicitation pursuant to the proxy rules if the Company is no longer an FPI). Each Public Shareholder will be entitled to receive a full pro rata portion of the amount then in the Trust Account (initially approximately $10.33 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company or necessary to pay its taxes). In no event will the Company consummate an initial Business Combination and allow redemptions of public shares such that the Company would have less than $5,000,001 in net tangible assets (including as a result of any redemptions that occurred upon us taking advantage of the extension period described below). All of the Initial Shareholders, as defined in Note 5, waived any redemption rights they may have in connection with the initial Business Combination pursuant to letter agreements executed prior to the Public Offering.

Notwithstanding the foregoing redemption rights, if the Company is no longer an FPI and the Company seeks shareholder approval of its initial Business Combination and it does not conduct redemptions in connection with its Business Combination pursuant to the tender offer rules, the Company’s memorandum and articles of association provides that a public shareholder, individually or together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Exchange Act), will be restricted from redeeming its shares with respect to more than an aggregate of 19.9% of the shares sold in the Public Offering.

The Company’s amended and restated memorandum and articles of association provides that the Company will continue in existence only until January 24, 2014 (or April 24, 2014 if the company takes advantage of the full 90-day extension period described below). If the Company has not completed a Business Combination by such date, it will trigger the automatic liquidation of the Trust Account and the voluntary liquidation of the Company. If the Company is forced to liquidate prior to a Business Combination, its Public Shareholders are entitled to have their shares redeemed for a pro rata portion of the Trust Account, including any interest, and any net assets remaining available for distribution to them after payment of liabilities. The Initial Shareholders have agreed to waive their rights to share in any distribution with respect to their initial shares held prior to the Public Offering.

Pursuant to the Company’s Amended and Restated Memorandum and Articles of Association, if the Company anticipates that it may not be able to consummate a Business Combination by January 24, 2014 (15 months from the closing of the Public Offering), the Company may extend the period of time to consummate a Business Combination by up to an additional 90 days by offering Public Shareholders the right to have their shares redeemed for a pro rata portion of the amount then on deposit in the Trust Account; provided that the Company will not extend the period of time to consummate an Business Combination if it will cause the Company to have less than $5,000,001 of net tangible assets.

The Company has limited resources from which to pay its expenses until a Business Combination is completed.  The Company anticipates that in order to fund its working capital requirements, it may need to use all of the remaining funds not held in trust and the interest earned on the funds held in the trust account. In the event that its working capital requirements exceed amounts not held in trust and the interest earned on the funds held in the trust account, the Company may need to enter into contingent fee arrangements with its vendors or raise additional capital through loans or additional investments from its initial shareholders, officers, directors, or third parties.  None of the initial shareholders, officers or directors is under any obligation to advance funds to, or invest in, the Company.  Accordingly, significant uncertainties include the inability to obtain additional financing if needed to execute its business plan until a Business Combination is completed.

Significant Accounting Policies	8 Months Ended
Sep. 30, 2012
Significant Accounting Policies [Abstract]
Significant Accounting Policies

Note 2 — Significant Accounting Policies

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company maintains its cash deposits with major financial institutions.

Use of Estimates

The preparation of the financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of expenses during the reporting period. Actual results could differ from those estimates.

Income Taxes

The Company accounts for income taxes under ASC Topic 740 “Income Taxes” (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statement and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on de-recoginition, classification, interest and penalties, accounting in interim period, disclosure and transition. The Company has identified the British Virgin Islands as its only ‘major’ tax jurisdiction. Based on the Company’s evaluation, it has been concluded that there are no significant uncertain tax positions requiring recognition in the Company’s financial statements. Since the Company was incorporated on February 8, 2012, the evaluation was performed for the short period from February 8, 2012 through September 30, 2012, which is the only period subject to examination. The Company believes that its income tax positions and deductions would be sustained on audit and does not anticipate any adjustments that would result in a material changes to its financial position.

The Company’s policy for recording interest and penalties associated with audits is to record such expense as a component of income tax expense. There were no amounts accrued for penalties or interest as of or during the period from February 8, 2012 (inception) through September 30, 2012. Management is currently unaware of any issues under review that could result in significant payments, accruals or material deviations from its position.

Loss Per Share

Loss per share is computed by dividing net loss by the weighted-average number of ordinary shares outstanding during the period. Weighted average shares were reduced for the effect of an aggregate of 133,333 ordinary shares that were forfeited by the Initial Shareholders on November 29, 2012 because the underwriter’s over-allotment option was not exercised in full.

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying financial statements.

Subsequent Events

Management has evaluated subsequent events that have occurred after the balance sheet date through the date the financial statements were publically available to determine if events or transactions occurring after the balance sheet date require potential adjustment to or disclosure in the financial statements and has concluded that except for the closing of the Public Offering and the Private Placement discussed in Note 3 and related transactions, no other subsequent events have occurred that would require recognition in the financial statements or disclosure in the notes to the financial statements.

Public Offering and Private Placement	8 Months Ended
Sep. 30, 2012
Public Offering and Private Placement [Abstract]
Public Offering and Private Placement

Note 3 — Public Offering and Private Placement

On October 24, 2012, the Company sold 4,000,000 units at an offering price of $10.00 per unit generating gross proceeds of $40,000,000 in the Public Offering.  On November 29, 2012, the Company consummated the closing of the sale of 200,000 Units at an offering price of $10.00 per unit, which were sold pursuant to the underwriter’s over-allotment option in the Public Offering, generating gross proceeds of $2,000,000

Each Unit consists of one ordinary share in the Company and one Warrant to purchase one ordinary share in the Company (“Warrants”). Each Warrant entitles the holder to purchase one ordinary share at a price of $11.50 commencing on the later of the completion of an initial Business Combination and October 18, 2013 and expiring five years from the completion of an initial Business Combination, or earlier upon redemption. The Company may redeem the Warrants at a price of $0.01 per Warrant upon 30 days’ notice, only in the event that the last sale price of the ordinary shares (or the closing bid price of the ordinary shares in the event the ordinary shares are not traded on any specific trading day) is at least $17.50 per share for any 20 trading days within a 30-trading day period (“30-Day Trading Period”) ending on the third day prior to the date on which notice of redemption is given and there is a current registration statement in effect with respect to the ordinary shares underlying such Warrants during the 30-Day Trading Period and continuing until the date of redemption.

In accordance with the warrant agreement relating to the Warrants sold and issued in the Public Offering, the Company is only required to use its best efforts to maintain the effectiveness of the registration statement covering the Warrants. There are no contractual penalties for failure to deliver securities if a registration statement is not effective at the time of exercise. Additionally, in the event that a registration statement is not effective at the time of exercise, the holder of such Warrant shall not be entitled to exercise such Warrant for cash and in no event (whether in the case of a registration statement not being effective or otherwise) will the Company be required to net cash settle the Warrant exercise.

However, if a registration statement covering the ordinary shares issuable upon exercise of the Warrants and a prospectus relating to such ordinary shares has not been declared effective within 90 days following the closing of the Business Combination, commencing on that day, warrant holders may, until such time as there is an effective registration statement and during any period thereafter when the Company has failed to maintain an effective registration statement, exercise warrants on a cashless basis.

Simultaneously with the consummation of the Public Offering, the Company consummated the Private Placement with the sale of 3,600,000 Warrants (“Private Placement Warrants”) to its initial shareholders at a price of $0.75 per share, generating total proceeds of $2,700,000. The Private Placement Warrants are identical to the Warrants sold to public investors in the Public Offering except that: (i) the Private Placement Warrants were purchased pursuant to an exemption from the registration requirements of the Securities Act of 1933, as amended, (ii) the Private Placement Warrants are non-redeemable and (iii) the Private Placement Warrants are exercisable on a “cashless” basis, in each case, if held by the initial holders or permitted assigns. The Initial Shareholders have agreed that the Private Placement Warrants (including the ordinary shares issuable upon exercise of the Private Placement Warrants) will not be transferable, assignable or saleable (except to certain permitted transferees) until 30 days after the completion of an initial Business Combination.

Deferred Offering Costs	8 Months Ended
Sep. 30, 2012
Deferred Offering Costs [Abstract]
Deferred Offering Costs

Note 4 — Deferred Offering Costs

Deferred offering costs consist principally of legal, accounting, underwriting fees and other costs incurred through the balance sheet date that are directly related to the Public Offering and that were charged to shareholders’ equity on October 24, 2012.

Notes Payable to Shareholders	8 Months Ended
Sep. 30, 2012
Notes Payable To Shareholders [Abstract]
Notes Payable To Shareholders

Note 5 — Notes Payable to Shareholders

The Company issued an aggregate of $100,000 principal amount unsecured promissory notes to its officers and directors on April 15, 2012. The notes were non-interest bearing and were payable on the earlier of (i) April 15, 2013, (ii) the consummation of the Public Offering or (iii) the date on which the Company determines not to proceed with the Public Offering. Due to the short-term nature of the notes, the fair value of the notes approximated the carrying amount.  The Company repaid these notes following the Public Offering

Advance from Shareholders	8 Months Ended
Sep. 30, 2012
Advance From Shareholders [Abstract]
Advance From Shareholders

Note 6 — Advance from Shareholders

As of September 30, 2012, the Company received $22,876 as an advance from an initial shareholder of the Company. The advance was repaid following the Public Offering.

Commitments	8 Months Ended
Sep. 30, 2012
Commitments [Abstract]
Commitments

Note 7— Commitments

The Initial Shareholders and the holders of the Insider Warrants (or underlying shares) have registration rights with respect to the initial shares and the Insider Warrants (or underlying ordinary shares) pursuant to agreements signed prior to Public Offering. The holders of the majority of the initial shares and the Insider Warrants (or underlying ordinary shares) are entitled to demand that the Company register these securities at any time after the

Company consummates a Business Combination. In addition, the Initial Shareholders and holders of the Insider Warrants (or underlying ordinary shares) have certain ‘‘piggy-back’’ registration rights on registration statements filed after the Company’s consummation of a Business Combination.

The Company entered into an agreement with the underwriter of the Public Offering (the “Underwriting Agreement”). Pursuant to the Underwriting Agreement, the Company paid 1.5% of the gross proceeds of the Public Offering or $630,000 as underwriting discounts and commissions upon closing of the Public Offering. The Company will also pay the underwriter in the Public Offering a deferred underwriting discount (“Deferred Commission”) of 3% of the gross proceeds of the Public Offering which is held in the Trust Account.

The Company granted the underwriter in the Public Offering a 45-day option to purchase up to an additional 600,000 Units solely to cover over-allotments, if any.  On November 29, 2012, the Company sold 200,000 Units subject to the over-allotment option and the remaining portion of the over-allotment option expired unexercised.

The Company has sold to the underwriter, for $100, an option to purchase up to 400,000 units at $15.00 per unit. The underwriter’s unit purchase option will be exercisable starting on the later of the completion of a Business Combination and October 18, 2013 and ending on October 17, 2017. The units issuable upon exercise of this option are identical to those sold in the Public Offering. The Company accounted for the fair value of the unit purchase option, inclusive of the receipt of $100 cash payment, as an expense of the Public Offering resulting in a charge directly to shareholders’ equity. The Company estimates that the fair value of this unit purchase option is approximately $255,000 (or $0.64 per unit) using a Black-Scholes option-pricing model. The fair value of the unit purchase option granted to the underwriter was estimated as of the date of grant using the following assumptions: (1) expected volatility of 20%, (2) risk-free interest rate of 0.86% and (3) expected life of five years. The unit purchase option may be exercised for cash or on a “cashless” basis, at the holder’s option, such that the holder may use the appreciated value of the unit purchase option (the difference between the exercise prices of the unit purchase option and the underlying Warrants and the market price of the Units and underlying ordinary shares) to exercise the unit purchase option without the payment of any cash. The Company will have no obligation to net cash settle the exercise of the unit purchase option or the Warrants underlying the unit purchase option. The holder of the unit purchase option will not be entitled to exercise the unit purchase option or the Warrants underlying the unit purchase option unless a registration statement covering the securities underlying the unit purchase option is effective or an exemption from registration is available. If the holder is unable to exercise the unit purchase option or underlying Warrants, the unit purchase option or Warrants, as applicable, will expire worthless.

The Company presently occupies office space provided by Collabrium Advisors LLP – an affiliate of Mr. Andrew Williams, the Company’s Chairman, and Eureka Company Limited – an Affiliate of Mr. Koji Fusa, the Company’s Chief Executive Officer. Such affiliates have agreed that beginning October 18, 2012, until the

Company consummates a Business Combination, it will make such office space, as well as certain office and secretarial services, available to the Company, as may be required by the Company from time to time. The Company has agreed to pay such affiliate $7,500 per month for such services commencing on November 1, 2012.

Shareholders' Equity	8 Months Ended
Sep. 30, 2012
Shareholders’ Equity [Abstract]
Shareholders’ Equity

Note 9 — Shareholders’ Equity

Preferred Stock

The Company’s amended and restated memorandum and articles of association authorizes the issuance of an unlimited number of preferred shares divided into five classes, Class A through Class E each with such designation, rights and preferences as may be determined by our board of directors. No preferred shares are currently issued or outstanding.

Ordinary Shares

The Company is authorized to issue an unlimited number of ordinary shares with no par value per share.

In connection with the organization of the Company, a total of 1,533,333 ordinary shares were sold to the founders (“Initial Shareholders”) at a price of approximately $0.02 per share for an aggregate of $25,000 (the “Initial Shares”).    As a result of the partial exercise of the over-allotment option by the underwriter in the Public Offering, the Company’s Initial Shareholders were required to forfeit an aggregate of 133,333 Initial Shares on November 29, 2012.

The Initial Shareholders have agreed not to transfer, assign or sell any of the Initial Shares (except to permitted transferees) until (i) with respect to 20% of such shares, upon consummation of an initial Business Combination, (ii) with respect to 20% of such shares, when the closing price of the Company’s ordinary shares exceeds $12.00 for any 20 trading days within a 30 trading day period following the consummation of an initial Business Combination, (iii) with respect to 20% of such shares, when the closing price of the Company’s ordinary shares exceeds $13.50 for any 20 trading days within a 30 trading day period following the consummation of an initial Business Combination, (iv) with respect to 20% of such shares, when the closing price of the Company’s ordinary shares exceeds $15.00 for any 20 trading days within a 30 trading day period following the consummation of an initial Business Combination, (v) with respect to 20% of such shares, when the closing price of the Company’s ordinary shares exceeds $17.00 for any 20 trading days within a 30 trading day period following the consummation of an initial Business Combination and (vi) with respect to 100% of such shares, immediately if, following a Business Combination, the Company engages in a subsequent transaction (1) resulting in its shareholders having the right to exchange their shares for cash or other securities or (2) involving a consolidation, merger or other change in the majority of the Company’s board of directors or management team in which the company is the surviving entity.

Significant Accounting Policies (Policies)	8 Months Ended
Sep. 30, 2012
Significant Accounting Policies [Abstract]
Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company maintains its cash deposits with major financial institutions.

Use of Estimates

Use of Estimates

The preparation of the financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of expenses during the reporting period. Actual results could differ from those estimates.

Income Taxes

Income Taxes

The Company accounts for income taxes under ASC Topic 740 “Income Taxes” (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statement and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on de-recoginition, classification, interest and penalties, accounting in interim period, disclosure and transition. The Company has identified the British Virgin Islands as its only ‘major’ tax jurisdiction. Based on the Company’s evaluation, it has been concluded that there are no significant uncertain tax positions requiring recognition in the Company’s financial statements. Since the Company was incorporated on February 8, 2012, the evaluation was performed for the short period from February 8, 2012 through September 30, 2012, which is the only period subject to examination. The Company believes that its income tax positions and deductions would be sustained on audit and does not anticipate any adjustments that would result in a material changes to its financial position.

The Company’s policy for recording interest and penalties associated with audits is to record such expense as a component of income tax expense. There were no amounts accrued for penalties or interest as of or during the period from February 8, 2012 (inception) through September 30, 2012. Management is currently unaware of any issues under review that could result in significant payments, accruals or material deviations from its position.

Loss Per Share

Loss Per Share

Loss per share is computed by dividing net loss by the weighted-average number of ordinary shares outstanding during the period. Weighted average shares were reduced for the effect of an aggregate of 133,333 ordinary shares that were forfeited by the Initial Shareholders on November 29, 2012 because the underwriter’s over-allotment option was not exercised in full.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying financial statements.

Subsequent Events

Subsequent Events

Management has evaluated subsequent events that have occurred after the balance sheet date through the date the financial statements were publically available to determine if events or transactions occurring after the balance sheet date require potential adjustment to or disclosure in the financial statements and has concluded that except for the closing of the Public Offering and the Private Placement discussed in Note 3 and related transactions, no other subsequent events have occurred that would require recognition in the financial statements or disclosure in the notes to the financial statements.

Organization, Plan of Business Operations and Liquidity (Details) (USD $)	1 Months Ended		8 Months Ended
	Nov. 30, 2012	Oct. 31, 2012	Sep. 30, 2012	Nov. 29, 2012	Oct. 24, 2012
Organization, Plan of Business Operations and Liquidity (Textual)
Underwriting discount received in public offering	$ 1,970,000	$ 39,400,000
Proceed from issuance of warrants under private placement		2,700,000
Warrants issued under private placement		3,600,000
Public offering number of unit sold	200,000	4,000,000
Offering price per unit			$ 10.33	$ 10	$ 10
Amount held in Trust account received in over allotment at closing public offering			43,370,000
Investment description of amount received in over allotment of public offering			Upon the closing of the Public Offering including the closing of a portion of the over-allotment option, $43,370,000 (approximately $10.33 per Public Share sold), including the proceeds of the Private Placement, is held in a trust account ("Trust Account") and will be invested in United States government treasury bills having a maturity of 180 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act of 1940, as amended, that invest solely in U.S. treasuries until the earlier of the consummation of the initial Business Combination and the Company's failure to consummate a Business Combination within the prescribed time. Placing funds in the Trust Account may not protect those funds from third party claims against the Company.
Business combination compliance pursuant to the Nasdaq listing rules, Description			Pursuant to the Nasdaq listing rules, the target business or businesses that the Company completes a Business Combination with must collectively have a fair market value equal to at least 80% of the balance of the funds in the Trust Account less the deferred commission (Note 7) and amounts to pay tax obligations at the time of the execution of a definitive agreement for its initial Business Combination, although the Company may acquire a target business whose fair market value significantly exceeds 80% of the Trust Account balance.
Foreign private issuer status, Description			The Company was required to determine if it was a foreign private issuer ("FPI") under Rule 3b-4(d) of the Exchange Act, as of a date within 30 days of the filing of the Registration Statement with the Securities and Exchange Commission for the Public Offering.
Maximum carrying amount of net tangible assets for redemption of public shares			$ 5,000,001
Restriction from redemption of share sold in public offering, Description			Notwithstanding the foregoing redemption rights, if the Company is no longer an FPI and the Company seeks shareholder approval of its initial Business Combination and it does not conduct redemptions in connection with its Business Combination pursuant to the tender offer rules, the Company's memorandum and articles of association provides that a public shareholder, individually or together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a "group" (as defined under Section 13 of the Exchange Act), will be restricted from redeeming its shares with respect to more than an aggregate of 19.9% of the shares sold in the Public Offering.
Description of company liquidation due to non completion of business combination condition 1			The Company's amended and restated memorandum and articles of association provides that the Company will continue in existence only until January 24, 2014 (or April 24, 2014 if the company takes advantage of the full 90-day extension period described below). If the Company has not completed a Business Combination by such date, it will trigger the automatic liquidation of the Trust Account and the voluntary liquidation of the Company. If the Company is forced to liquidate prior to a Business Combination, its Public Shareholders are entitled to have their shares redeemed for a pro rata portion of the Trust Account, including any interest, and any net assets remaining available for distribution to them after payment of liabilities. The Initial Shareholders have agreed to waive their rights to share in any distribution with respect to their initial shares held prior to the Public Offering.
Description of company liquidation due to non completion of business combination condition two			Pursuant to the Company's Amended and Restated Memorandum and Articles of Association, if the Company anticipates that it may not be able to consummate a Business Combination by January 24, 2014 (15 months from the closing of the Public Offering), the Company may extend the period of time to consummate a Business Combination by up to an additional 90 days by offering Public Shareholders the right to have their shares redeemed for a pro rata portion of the amount then on deposit in the Trust Account; provided that the Company will not extend the period of time to consummate an Business Combination if it will cause the Company to have less than $5,000,001 of net tangible assets.

Significant Accounting Policies (Details) (USD $)	1 Months Ended
	Nov. 30, 2012	Sep. 30, 2012
Significant Accounting Policies (Textual)
Amount of accrued penalties or interest		$ 0
Number of ordinary shares forfeited by initial shareholders	133,333

Public Offering and Private Placement (Details) (USD $)	1 Months Ended		8 Months Ended
	Nov. 30, 2012	Oct. 31, 2012	Sep. 30, 2012	Nov. 29, 2012	Oct. 24, 2012
Public Offering and Private Placement (Textual)
Public offering number of unit sold	200,000	4,000,000
Offering price per unit			$ 10.33	$ 10	$ 10
Gross proceeds from public offering	$ 2,000,000	$ 40,000,000
Description of exercise price of warrants			Each Warrant entitles the holder to purchase one ordinary share at a price of $11.50 commencing on the later of the completion of an initial Business Combination and October 18, 2013 and expiring five years from the completion of an initial Business Combination, or earlier upon redemption.
Description of redemption of warrants			The Company may redeem the Warrants at a price of $0.01 per Warrant upon 30 days' notice, only in the event that the last sale price of the ordinary shares (or the closing bid price of the ordinary shares in the event the ordinary shares are not traded on any specific trading day) is at least $17.50 per share for any 20 trading days within a 30-trading day period ("30-Day Trading Period") ending on the third day prior to the date on which notice of redemption is given and there is a current registration statement in effect with respect to the ordinary shares underlying such Warrants during the 30-Day Trading Period and continuing until the date of redemption.
Period of effectiveness of ordinary shares			90 days following the closing of the Business Combination
Warrants issued under private placement		3,600,000
Share price of warrants issued in private placement			$ 0.75
Proceed from issuance of warrants under private placement		$ 2,700,000
Description of private placement warrants			The Private Placement Warrants are identical to the Warrants sold to public investors in the Public Offering except that: (i) the Private Placement Warrants were purchased pursuant to an exemption from the registration requirements of the Securities Act of 1933, as amended, (ii) the Private Placement Warrants are non-redeemable and (iii) the Private Placement Warrants are exercisable on a "cashless" basis, in each case, if held by the initial holders or permitted assigns. The Initial Shareholders have agreed that the Private Placement Warrants (including the ordinary shares issuable upon exercise of the Private Placement Warrants) will not be transferable, assignable or saleable (except to certain permitted transferees) until 30 days after the completion of an initial Business Combination.

Notes Payable to Shareholders (Details) (USD $)	1 Months Ended
	Apr. 30, 2012	Apr. 15, 2012
Notes Payable To Shareholders (Textual)
Principal amount of unsecured promissory notes to officers and directors		$ 100,000
Maturity date of promissory note	Apr 15, 2013

Advance from Shareholders (Details) (USD $)	Sep. 30, 2012
Advance From Shareholders (Textual)
Advance from an initial shareholder of the company	$ 22,876

Commitments (Details) (USD $)	1 Months Ended		8 Months Ended
	Nov. 30, 2012	Oct. 31, 2012	Sep. 30, 2012	Nov. 02, 2012
Commitments (Textual)
Percentage of payment of gross proceeds of the public offering			1.50%
Amount of underwriting discounts and commissions			$ 630,000
Percentage of deferred commission			3.00%
Period to purchase additional units solely to cover over-allotments	45 days
Option to purchase additional units under underwriting agreement	600,000
Public offering number of unit sold	200,000	4,000,000
Option to purchase maximum number of units			400,000
Amount of option sold to underwriter			100
Exercise price of option sold			$ 15
Description of exercise date of underwriters unit purchase option			The underwriter's unit purchase option will be exercisable starting on the later of the completion of a Business Combination and October 18, 2013 and ending on October 17, 2017.
Expense of public offering			100
Fair value of unit purchase option			255,000
Fair value of purchase option per unit			$ 0.64
Expected volatility			20.00%
Risk-free interest rate			0.86%
Expected life			5 years
Payment to affiliate for services				$ 7,500

Shareholders' Equity (Details) (USD $)	8 Months Ended
Sep. 30, 2012
Shareholders’ Equity (Textual)
Preferred stock, shares issued
Preferred stock, shares outstanding
Preferred stock, no par value
Preferred stock share authorized	Unlimited
Common stock, shares, outstanding	1,533,333
Share price	$ 0.02
Ordinary shares, no par value, unlimited shares authorized; 1,533,333 shares issued and outstanding(1)	$ 25,000 [1]
Forfeiture of shares due to partial exercise of over allotment option by the underwriter	133,333
Criteria of transferring assigning or sell of initial shares condition 1	The Initial Shareholders have agreed not to transfer, assign or sell any of the Initial Shares (except to permitted transferees) until with respect to 20% of such shares, upon consummation of an initial Business Combination.
Criteria of transferring assigning or sell of initial shares condition 2	The Initial Shareholders have agreed not to transfer, assign or sell any of the Initial Shares (except to permitted transferees) until with respect to 20% of such shares, when the closing price of the Company's ordinary shares exceeds $12.00 for any 20 trading days within a 30 trading day period following the consummation of an initial Business Combination.
Criteria of transferring assigning or sell of initial shares condition 3	The Initial Shareholders have agreed not to transfer, assign or sell any of the Initial Shares (except to permitted transferees) until with respect to 20% of such shares, when the closing price of the Company's ordinary shares exceeds $13.50 for any 20 trading days within a 30 trading day period following the consummation of an initial Business Combination.
Criteria of transferring assigning or sell of initial shares condition 4	The Initial Shareholders have agreed not to transfer, assign or sell any of the Initial Shares (except to permitted transferees) until with respect to 20% of such shares, when the closing price of the Company's ordinary shares exceeds $15.00 for any 20 trading days within a 30 trading day period following the consummation of an initial Business Combination.
Criteria of transferring assigning or sell of initial shares condition 5	The Initial Shareholders have agreed not to transfer, assign or sell any of the Initial Shares (except to permitted transferees) until with respect to 20% of such shares, when the closing price of the Company's ordinary shares exceeds $17.00 for any 20 trading days within a 30 trading day period following the consummation of an initial Business Combination.
Criteria of transferring assigning or sell of initial shares condition 6	The Initial Shareholders have agreed not to transfer, assign or sell any of the Initial Shares (except to permitted transferees) until with respect to 100% of such shares, immediately if, following a Business Combination, the Company engages in a subsequent transaction (1) resulting in its shareholders having the right to exchange their shares for cash or other securities or (2) involving a consolidation, merger or other change in the majority of the Company's board of directors or management team in which the company is the surviving entity.

[1]	(1) Includes an aggregate of 133,333 ordinary shares forfeited by the initial shareholders on November 29, 2012 because the underwriter's over-allotment was not exercised in full.